Significant Investments in Subsidiaries - Additional Information (Detail) - INR (₨) ₨ in Millions			12 Months Ended
	Jan. 31, 2023	Mar. 29, 2022	Mar. 31, 2023
First Tranche [Member]
Disclosure of subsidiaries [line items]
Proceeds from compulsorily convertible preferred shares		₨ 37,500
second Tranche [Member]
Disclosure of subsidiaries [line items]
Proceeds from compulsorily convertible preferred shares	₨ 37,500
Tata Passenger Electric Mobility Limited [Member]
Disclosure of subsidiaries [line items]
Proceeds from compulsorily convertible preferred shares			₨ 75,000